Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy II) (Details) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended
	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] JPY (¥)
Unrealized gain (loss), Assets	$ (0.04)	[1]	¥ (3.00)	[1]	$ 0.06	[1]	¥ 4.00	[1]	$ (0.10)	[1]	¥ (8.00)	[1]	$ (0.10)	[1]	¥ (8.00)	[1]	$ (0.08)	[1]	¥ (6.00)	[1]	$ (0.12)	[1]	¥ (9.00)	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ (0.05)	[1]	¥ (4.00)	[1]	$ (0.05)	[1]	¥ (4.00)	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ (0.03)	[1]	¥ (2.00)	[1]	$ (0.01)	[1]	¥ (1.00)	[1]	$ (0.01)	[1]	¥ (1.00)	[1]	$ (0.01)	[1]	¥ (1.00)	[1]	$ 0	[1]	¥ 0	[1]	$ (0.25)	[1]	¥ (20.00)	[1]	$ (0.31)	[1]	¥ (24.00)	[1]	$ (0.13)	[1],[2]	¥ (10.00)	[1],[2]	$ (0.10)	[1],[2]	¥ (8.00)	[1],[2]	$ (0.03)	[1],[2]	¥ (2.00)	[1],[2]	$ 0.12	[1],[2]	¥ 9.00	[1],[2]	$ 0.17	[1],[2]	¥ 13.00	[1],[2]	$ 0.13	[1],[2]	¥ 10.00	[1],[2]	$ 0.19	[1],[2]	¥ 15.00	[1],[2]	$ 0.22	[1],[2]	¥ 17.00	[1],[2]	$ 0	[1],[2]	¥ 0	[1],[2]	$ 0	[1],[2]	¥ 0	[1],[2]	$ 0.20	[1],[2]	¥ 16.00	[1],[2]	$ 0.37	[1],[2]	¥ 28.00	[1],[2]	$ (0.05)	[1]	¥ (4.00)	[1]	$ 0.06	[1]	¥ 4.00	[1]	$ 0	[1]	¥ 0	[1]	$ (0.01)	[1]	¥ (1.00)	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0.01	[1]	¥ 1.00	[1]	$ 0.01	[1]	¥ 1.00	[1]
Unrealized gain (loss), Liabilities																																																																																																																																																																																	$ 0.47	[1]	¥ 36.00	[1]	$ 0.38	[1]	¥ 29.00	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0.47	[1]	¥ 36.00	[1]	$ 0.38	[1]	¥ 29.00	[1]

[1]	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.